Segment Information (Details) - Schedule of reportable business segments - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020
Revenues
Revenues	$ 5,152,192	$ 4,841,602	$ 15,370,224	$ 14,441,602	$ 19,286,964	$ 19,200,000
Costs of revenues
Costs of revenues	5,425,705	4,869,781	16,573,320	14,319,781	19,662,297	18,900,000
Gross profit (loss)
Gross profit (loss)	(273,513)	(28,179)	(1,203,096)	121,821	(375,333)	300,000
Operating expenses
Operating expenses	1,380,978	71,569	4,248,740	272,095	557,071	413,115
Other (expense) income
Other expense	(331,796)	(790)	(405,904)	(3,810)	(4,442)	12,553
Net income (loss)
Net income (loss)	(1,986,287)	(100,538)	(5,857,740)	(154,084)	(936,846)	(100,562)
Amortization
Amortization	592,892	117,145	2,097,726	117,145	469,286
General Support Services [Member]
Revenues
Revenues	4,800,000	4,800,000	14,400,000	14,400,000	19,200,000	19,200,000
Costs of revenues
Costs of revenues	4,725,000	4,725,000	14,175,000	14,175,000	18,900,000	18,900,000
Gross profit (loss)
Gross profit (loss)	75,000	75,000	225,000	225,000	300,000	300,000
Net income (loss)
Net income (loss)	75,000	75,000	225,000	225,000	300,000	300,000
Financial Services [Member]
Revenues
Revenues	352,192	41,602	970,224	41,602	86,964
Costs of revenues
Costs of revenues	700,705	144,781	2,398,320	144,781	762,297
Gross profit (loss)
Gross profit (loss)	(348,513)	(103,179)	(1,428,096)	(103,179)	(675,333)
Operating expenses
Operating expenses	255,453	3,439	936,740	3,439	83,944
Other (expense) income
Other expense	(918)	360	(3,319)	360	(272)
Net income (loss)
Net income (loss)	(604,884)	(106,258)	(2,368,155)	(106,258)	(759,549)
Amortization
Amortization	591,955	117,145	2,095,853	117,145	469,286
Corporate/Other [Member]
Operating expenses
Operating expenses	1,125,525	68,130	3,312,000	268,656	473,127	413,115
Other (expense) income
Other expense	(330,878)	(1,150)	(402,585)	(4,170)	(4,170)	12,553
Net income (loss)
Net income (loss)	(1,456,403)	(69,280)	(3,714,585)	(272,826)	$ (477,297)	$ (400,562)
Amortization
Amortization	$ 937		$ 1,873